Long-Term Debt Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
Our long-term debt consisted of the following (in thousands):

	December 31, 2014	December 31, 2013
5.625% senior unsecured notes	$400,000	$—
Revolving credit facility	32,000	245,000
Capital leases	132	125
Total long-term debt	432,132	245,125
less: current portion of long-term debt	40	37
Noncurrent portion of long-term debt	$432,092	$245,088

Debt Instrument Redemption [Table Text Block]
From and after July 15, 2017, the Partnership may redeem the Notes, in whole or in part, at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest, if redeemed during the twelve-month period beginning on July 15 of each of the years indicated below:

Year	Percentage
2017	104.219%
2018	102.813%
2019	101.406%
2020 and thereafter	100.000%

Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments
The following table summarizes the scheduled principal payments as of December 31, 2014 (in thousands). As described above, our debt agreements require accelerated principal payments under certain circumstances. As a result, principal payments may occur earlier than shown in the table below.

	Senior Unsecured Notes	Revolving Credit Facility	Capital Leases	Total
For the year ended:
December 31, 2015	$—	$—	$40	$40
December 31, 2016	—	—	40	40
December 31, 2017	—	—	26	26
December 31, 2018	—	32,000	26	32,026
December 31, 2019	—	—	—	—
Thereafter	400,000	—	—	400,000
Total	$400,000	$32,000	$132	$432,132